Inventories and pre-publication costs (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Information About Inventories Explanatory [Abstract]
Summary of Inventories and Pre-Publication Costs

	2021 £m	2020 £m
Raw materials	2	2
Pre-publication costs	218	204
Finished goods	33	34
Total	253	240